Notes Payable (Tables)	6 Months Ended
Jun. 30, 2014
Notes Payable [Abstract]
Schedule of promissory notes due loan

	June 30, 2014	December 31, 2013
Subordinated 8% promissory notes due December 2013	$-	$216,000
Subordinated 8% promissory notes due September 2014	-	684,000
Total notes payable	-	900,000
Less: debt discount	-	(141,049)
Total notes payable, less debt discount	$-	$758,951